Leases: Right-of-use assets and lease obligations (Tables)	12 Months Ended
Jun. 30, 2022
Leases: Right-of-use assets and lease obligations
Summary of right-of-use assets

Right-of-use assets
$
Present value of leases
Opening IFRS 16 value as at July 1, 2020	14,354
Additions	1,904
Addition through business combination (Note 20)	2,584
Terminations	(887)
Balance at June 30, 2021	17,955
Additions	5,536
Addition through business combination (Note 20)	3,277
Terminations	(1,536)
Adjustments due to lease modification	(2,002)
Balance at June 30, 2022	23,230
Accumulated depreciation and repayments
Opening IFRS 16 value as at July 1, 2020	2,482
Depreciation expense	2,513
Terminations	(570)
Balance at June 30, 2021	4,425
Depreciation expense	3,308
Terminations	(1,477)
Balance at June 30, 2022	6,256
Net book value as at:
July 1, 2020	11,872
June 30, 2021	13,530
June 30, 2022	16,974

Summary of lease obligations

Lease Obligations
$
Present value of leases
Opening IFRS 16 value as at July 1, 2020	12,198
Additions	1,905
Addition through business combination (Note 20)	2,663
Repayments	(2,605)
Accretion expense	374
Terminations	(292)
Balance at June 30, 2021	14,243
Additions	5,535
Addition through business combination (Note 20)	3,277
Adjustments due to lease modification	(2,107)
Repayments	(3,407)
Accretion expense	442
Effects of movements on exchange rates	6
Balance at June 30, 2022	17,989
Lease Obligations - Current	3,592
Lease Obligations - Non-current	14,397
17,989

Summary of amounts recognized in consolidated statements of income (loss) and comprehensive income (loss) related to leases

Amounts recognized in consolidated statements of income (loss) and comprehensive income (loss)	2022	2021
	$	$
Depreciation charge on right-of-use assets	3,308	2,513
Interest expense on lease obligations	442	374
Income from sub-leasing right-of-use assets	(80)	(85)
Expenses relating to leases of low-value assets	181	235